EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 15,043	$ 15,339
Non-current assets	60,718	60,135
Total assets	75,761	75,474
Current liabilities	8,982	12,166
Non-current liabilities	51,468	46,000
Total liabilities	60,450	58,166
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	28,578	31,583
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	16,270	17,489
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	29,914	26,097
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	8,888	5,236
Non-current assets	57,384	16,334
Total assets	66,272	21,570
Current liabilities	4,705	3,869
Non-current liabilities	51,060	10,186
Total liabilities	55,765	14,055
Total net assets	10,507	7,515
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	5,096	1,629
Non-current assets	45,777	6,977
Total assets	50,873	8,606
Current liabilities	2,156	1,853
Non-current liabilities	44,400	4,580
Total liabilities	46,556	6,433
Total net assets	4,317	2,173
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,302	2,350
Non-current assets	7,352	7,708
Total assets	9,654	10,058
Current liabilities	1,599	1,452
Non-current liabilities	4,635	4,565
Total liabilities	6,234	6,017
Total net assets	3,420	4,041
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,490	1,257
Non-current assets	4,255	1,649
Total assets	5,745	2,906
Current liabilities	950	564
Non-current liabilities	2,025	1,041
Total liabilities	2,975	1,605
Total net assets	$ 2,770	$ 1,301